5. Amounts Receivable and Prepaid Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amounts Receivable And Prepaid Expenses Details
HST	$ 265	$ 250
Prepaid expenses	357	387
Total	$ 622	$ 637